Prepaid Expenses and Other Current Assets (Tables)	12 Months Ended
Mar. 31, 2023
Prepaid Expenses And Other Current Assets Disclosure Abstract
Schedule of prepaid expenses and other current assets
	As of March 31,
	2022	2023
	$	$

Prepaid expenses	145	141
Payment in advance	154	164
Deposits	295	54
Other	26	47
	620	406